Other Payables and Accruals	6 Months Ended
Jun. 30, 2022
Other Payables and Accruals [Abstract]
Other payables and accruals

23. Other payables and accruals

	December 31,	June 30,
	2021	2022
	RMB’000	RMB’000
		(Unaudited)
Accruals	10,372	11,804
Other payables	39,057	37,918
Payable to database suppliers	3,000	2,619
Interest payables	5,749	6,903
Total other payables and accruals	58,178	59,244
Current	58,178	59,244
Non-current	—	—

Other payables are non-interest bearing and normally settled within one year.